Investments And Other Assets	12 Months Ended
Aug. 31, 2020
Investments And Other Assets [Abstract]
Investments And Other Assets

6. INVESTMENTS AND OTHER ASSETS
	2020	2019
	$	$
Investments in private entities	42	37

The Company has a portfolio of minor investments in various private entities. In the third quarter of fiscal 2019, the Company disposed of one of these investments with a book value of $10 for proceeds of $25.

Corus Entertainment Inc.

Corus is a leading media and content company that creates and delivers high quality brands and content across platforms for audiences around the world. Corus’ portfolio of multimedia offerings encompasses 35 specialty television services, 39 radio stations, 15 conventional television stations, a global content business, digital assets, live events, children’s book publishing, animation software, technology and media services. Corus is headquartered in Canada, and its stock is listed on the TSX under the symbol CJR.B.

In connection with the sale of the Media division to Corus in 2016, the Company received 71,364,853 Corus Class B non-voting participating shares (the “Corus Class B Shares”) representing approximately 37% of Corus’ total issued equity of Class A and Class B shares at that time. Although the Corus Class B Shares did not have voting rights, the Company was considered to have significant influence due to Board representation. The Company agreed to retain approximately one-third of its Corus Class B Shares for 12 months post-closing, a second one-third for 18 months post-closing, and the final one-third for 24 months post-closing, until March 31, 2018.

On May 31, 2019, the Company sold all of its 80,630,383 Corus Class B Shares at a price of $6.80 per share. Proceeds, net of transaction costs, were $526, which resulted in a loss of $109. The Company’s weighted average ownership of Corus for the nine months ended May 31, 2019 was 38%. For the nine months ended August 31, 2019, the Company received dividends of $10 from Corus.

Summary financial information for Corus through the disposal date is as follows:

Nine months ended
May 31, 2019
Revenue	1,310
Net income attributable to:
Shareholders	133
Non-controlling interest	19
152
Other comprehensive income, attributable to shareholders	(40)
Comprehensive income	112

Equity income from associates(1)	46
Other comprehensive income from equity accounted associates(1)	(13)
33

(1) The Company’s share of income and other comprehensive income reflect the weighted average proportion of Corus net income and other comprehensive income attributable to shareholders for the nine-month period ended May 31, 2019.

Carrying amount at August 31, 2018	615
Share of equity at disposition date	46
Share of other comprehensive loss of associate	(13)
Dividends received to disposition date	(10)
Carrying value at disposition date	638

Proceeds on disposal, net of transaction costs	526
Reclassification of accumulated gain from other comprehensive income related to the sale of an associate	(3)
Loss on sale of investment	109